INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Aug. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets and Goodwill	INTANGIBLE ASSETS AND GOODWILL

	GOODWILL	SUPPLY AGREEMENT	LICENSE AGREEMENTS	BRANDS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2020	$—	$227	$198	$—	$2,041	$—	$2,466
Acquisitions through business combinations (Note 27)	14,321	—	2,100	—	—	585	17,006
Additions	—	—	—	—	538	—	538
Impairment	—	—	—	—	(1,701)	—	(1,701)
Balance, August 31, 2021	$14,321	$227	$2,298	$—	$878	$585	$18,309
Acquisitions through business combinations (Note 27)	27,658	—	7,933	6,258	26	—	41,875
Additions	—	—	—	—	30	—	30
Disposals	—	(227)	—	—	(86)	—	(313)
Balance, August 31, 2022	$41,979	$—	$10,231	$6,258	$848	$585	$59,901

Accumulated amortization
Balance, August 31, 2020	$—	$(227)	$—	$—	$(467)	$—	$(694)
Amortization	—	—	(373)	—	(147)	(49)	(569)
Balance, August 31, 2021	$—	$(227)	$(373)	$—	$(614)	$(49)	$(1,263)
Amortization	—	—	(1,562)	(836)	(131)	(117)	(2,646)
Disposals	—	227	—	—	20	—	247
Balance, August 31, 2022	$—	$—	$(1,935)	$(836)	$(725)	$(166)	$(3,662)

Net book value
August 31, 2021	$14,321	$—	$1,925	$—	$264	$536	$17,046
August 31, 2022	$41,979	$—	$8,296	$5,422	$123	$419	$56,239

i.Goodwill
The Company performed its annual goodwill impairment test as at August 31, 2022. The recoverable amount of the group of CGUs to which goodwill is allocated was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a four-year period. Management concluded that the recoverable amount was higher by approximately $43,000 than the carrying value as at August 31, 2022 and hence, no impairment was recognized.

The significant assumptions applied in the determination of the recoverable amount are described below:

a.Forecasted cash flows: Estimated cash flows were projected based on actual operating results and the growth plans for the future. Forecasted cash flows are based on the expanded production capacity that was partially achieved during fourth quarter of 2022, market size and the forecasted market share assumptions. Although management expects the Company’s market share to further increase, an overall decline of 9.5% in the forecasted cash flows would result in the carrying amount of the group of CGUs exceeding its recoverable amount;
b.Post-tax discount rate: The post-tax discount rate applied to forecasted cash flow was 13.4%, which was reflective of the group of CGUs weighted average cost of capital ("WACC"). An increase in the post-tax discount rate to 14.4% (i.e., 1.0% increase) would result in carrying amount of the group of CGUs exceeding its recoverable amount; and
c.Terminal growth rate: The forecasted cash flows beyond the four-year period are extrapolated using a 3.0% growth rate based on projected consumer price inflation and industry growth. A decline by 1.2% in the terminal growth rate would result in the carrying amount of the group of CGUs exceeding its recoverable amount.

ii.CGU Impairment
In addition to the annual goodwill impairment test, at the end of each reporting period, the Company assesses whether there were events or changes in circumstances that would indicate that a CGU was impaired. The Company considers external and internal factors including overall financial performance and relevant entity-specific factors, as part of this assessment. As at August 31, 2022, management noted impairment indicators for its Winnipeg CGU and as a result performed an impairment test for the Winnipeg CGU. Similar to the annual impairment test, the recoverable amount of the CGU has been determined and management concluded that the recoverable amount was higher than the carrying value as at August 31, 2022 and hence, no impairment was recognized.
iii.Asset Specific Impairment
During the year ended August 31, 2020, the Company began the steps of implementing a new enterprise resource planning ("ERP") system. The ERP was expected to possess specific functionality to reduce the manual nature of compiling some of the input data for the Company's internal and external reporting. Throughout the year ended August 31, 2021, the Company continued to review the functionality and customization requirements of the planned ERP system, which was expected to be implemented over several phases. Due to significant gaps identified throughout the review of the ERP functionality, management re-evaluated the proposed ERP system. As a result, management impaired the costs associated with the ERP implementation as the estimated recoverable amount was determined to be $nil, by recording an impairment charge of $1,701 as at August 31, 2021.